Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

The following table provides the components of share-based compensation expense and the associated tax benefit:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015
Restricted Stock Units	$301	$299	$306
Total Shareholder Return Units	221	134	36
Portfolio Performance Shares	209	135	147
Stock Options	55	106	165
Performance Share Awards	47	13	11
Directors’ compensation	7	4	4
Share-based payment expense	840	691	669
Tax benefit for share-based compensation expense(a)	(163)	(205)	(198)
Share-based payment expense, net of tax	$677	$486	$471

(a)	2017 includes the impact of the TCJA on income taxes.

Schedule of Nonvested Restricted Stock Units Activity

The following table summarizes all RSU activity during 2017:
	Shares (Thousands)	Weighted-Average Grant-Date Fair Value Per Share
Nonvested, December 31, 2016	29,605	$32.59
Granted	9,669	34.05
Vested(a)	(16,677)	33.41
Reinvested dividend equivalents	1,106	33.41
Forfeited	(1,463)	32.77
Nonvested, December 31, 2017	22,241	$32.64

(a)
Includes the modification for a commitment to pay 6.4 million RSUs to approximately 9,900 employees, including senior and key management employees, for the 6.6 million RSUs scheduled for near-term vesting. There was no material impact to compensation expense due to the modification.

The following table provides data related to all RSU activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2017	2016	2015
Total fair value of shares vested(a)	$584	$293	$371
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$254	$262	$279
Weighted-average period over which RSU cost is expected to be recognized (years)	1.7	1.7	1.8

(a)
Includes the modification for a commitment to pay 6.4 million RSUs to approximately 9,900 employees, including senior and key management employees, for the 6.6 million RSUs scheduled for near-term vesting. There was no material impact to compensation expense due to the modification.

Schedule of Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of stock options:
	Year Ended December 31,
	2017	2016	2015
Expected dividend yield(a)	3.69%	3.85%	3.19%
Risk-free interest rate(b)	2.23%	1.55%	1.89%
Expected stock price volatility(c)	18.39%	21.64%	18.34%
Expected term (years)(d)	6.75	6.75	6.75

(a)	Determined using a constant dividend yield during the expected term of the option.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

(d)	Determined using historical exercise and post-vesting termination patterns.

Schedule of Share-based Compensation, Stock Options, Activity

The following table summarizes all stock option activity during 2017:
	Shares (Thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (Millions)
Outstanding, December 31, 2016	186,676	$26.86
Granted	1,375	34.06
Exercised	(34,686)	24.94
Forfeited	(1,208)	34.26
Expired	(1,400)	30.78
Outstanding, December 31, 2017	150,757	27.27	5.1	$1,350
Vested and expected to vest, December 31, 2017(b)	150,368	27.25	5.1	1,349
Exercisable, December 31, 2017	108,747	$24.49	4.3	$1,276

(a)	Market price of our underlying common stock less exercise price.

(b)	The number of options expected to vest takes into account an estimate of expected forfeitures.

The following table summarizes data related to all stock option activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2017	2016	2015
Weighted-average grant-date fair value per stock option	$4.01	$3.89	$4.30
Aggregate intrinsic value on exercise	$331	$389	$666
Cash received upon exercise	$862	$1,019	$1,263
Tax benefits realized related to exercise	$95	$112	$187
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$10	$58	$159
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	0.8	1.1	1.8

Schedule of Nonvested Performance-based Units Activity

The following table summarizes all PPS activity during 2017, with the shares representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2016	22,266	$32.48
Granted	7,013	34.06
Vested	(7,196)	34.28
Forfeited	(1,110)	33.62
Nonvested, December 31, 2017(a)	20,973	$36.22

(a)
Vested and non-vested shares outstanding, but not paid as of December 31, 2017 were 35.0 million. Included in this amount is the modification for a commitment to pay 5.7 million PPSs to approximately 2,800 employees, including senior and key management employees, for the 5.9 million PPSs scheduled for near-term settlement. There was no material impact to compensation expense due to the modification.

The following table provides data related to all PPS activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2017	2016	2015
Total fair value of shares vested	$131	$118	$60
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	$94	$93	$102
Weighted-average period over which PPS cost is expected to be recognized (years)	1.7	1.8	1.7

The following table summarizes all PSA activity during 2017, with the shares granted representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2016	4,546	$32.48
Granted	1,753	34.06
Vested(a)	(1,639)	35.65
Forfeited	(635)	34.16
Nonvested, December 31, 2017	4,024	$36.22
(a) Includes the modification for a commitment to pay 1.1 million PSAs to approximately 90 employees, including senior and key management employees, for the 1.1 million PSAs scheduled for near-term vesting. There was no material impact to compensation expense due to the modification.

The following table provides data related to all PSA activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015
Total fair value of shares vested(a)	$58	$9	$14
Total compensation cost related to nonvested PSA grants not yet recognized, pre-tax	$34	$30	$24
Weighted-average period over which PSA cost is expected to be recognized (years)	1.8	1.8	1.9

(a)
Includes the modification for a commitment to pay 1.1 million PSAs to approximately 90 employees, including senior and key management employees, for the 1.1 million PSAs scheduled for near-term vesting. There was no material impact to compensation expense due to the modification.

Schedule of Share-based Payment Award, Stock Appreciation Rights, Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of TSRUs:
	Year Ended December 31,
	2017	2016	2015
Expected dividend yield(a)	3.69%	3.85%	3.19%
Risk-free interest rate(b)	1.98%	1.31%	1.76%
Expected stock price volatility(c)	18.39%	21.64%	18.41%
Contractual term (years)	5.11	5.12	5.91

(a)	Determined using a constant dividend yield during the expected term of the TSRU.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

The following table provides the weighted-average assumptions used in the valuation of PTSRUs:
Year Ended December 31,
2017
Expected dividend yield(a)	3.69%
Risk-free interest rate(b)	2.25%
Expected stock price volatility(c)	16.12%
Contractual term (years)	5

(a)	Determined using a constant dividend yield during the expected term of the PTSRU.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity

The following table summarizes all TSRU activity during 2017:
	TSRUs (Thousands)	Weighted-Average Grant-Date Fair Value Per TSRU	Weighted-Average Grant Price Per TSRU
Nonvested, December 31, 2016	62,007	$5.97	$31.10
Granted	52,574	6.23	34.06
Vested	(5,805)	6.50	32.25
Forfeited	(4,870)	6.02	32.36
Nonvested, December 31, 2017	103,906	$6.07	$32.47

The following table summarizes TSRU and PTU information as of December 31, 2017(a), (b):
	TSRUs (Thousands)	PTUs (Thousands)	Weighted-Average Grant Price Per TSRU	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions)
TSRUs Outstanding	124,745	—	$31.37	3.3	$896
TSRUs Vested(c)	20,839	—	25.89	1.2	335
TSRUs Expected to vest(d)	95,485	—	32.45	3.7	516
TSRUs exercised and converted to PTUs(e)	—	36	$—	0.2	$1

(a)
In 2017, we settled 11,327,156 TSRUs with a weighted-average grant price of $22.26 per unit. This includes the modification for a commitment to pay 7.0 million TSRUs to approximately 150 employees, including senior and key management employees, for the 7.2 million TSRUs scheduled for near-term settlement. There was no material impact to compensation expense due to the modification.

(b)	In 2017, 46,278 TSRUs with a weighted-average grant price of $22.65 per unit were converted into 24,602 PTUs.

(c)
This includes the modification for a commitment to pay 7.0 million TSRUs to approximately 150 employees, including senior and key management employees, for the 7.2 million TSRUs scheduled for near-term settlement. There was no material impact to compensation expense due to the modification.

(d)	The number of TSRUs expected to vest takes into account an estimate of expected forfeitures.

(e)
Includes the modification for a commitment to pay 17,000 PTUs to a few employees, including senior and key management employees, for the 17,000 PTUs scheduled for near-term settlement. There was no material impact to compensation expense due to the modification.

The following table provides data related to all TSRU activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER TSRU AMOUNTS)	2017	2016	2015
Weighted-average grant-date fair value per TSRU	$6.23	$5.83	$6.66
Total compensation cost related to nonvested TSRU grants not yet recognized, pre-tax	$232	$164	$29
Weighted-average period over which TSRU cost is expected to be recognized (years)	1.7	1.9	1.8